Summary of Significant Accounting Policies - Schedule of Net Liabilities Eliminated (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Apr. 16, 2013
Regulatory Assets [Abstract]
Other current assets	$ 4,171	$ 1,814	$ 89
Other non-current assets
Other current liabilities			(6,321)
Other long-term liabilities	(5,128)	(567)	(21,560)
Net Liabilities	$ (586,925)	$ (378,246)	$ (27,792)